Operating Expenses And Administration Fee (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Operating Expenses And Administration Fee [Line Items]
Operating expense fee, percentage per annum	0.50%
Paid expenses incurred in connection with the organization of the Partnership	$ 741,338	$ 727,524
Partnership [Member]
Operating Expenses And Administration Fee [Line Items]
Paid expenses incurred in connection with the organization of the Partnership	$ 486,931	$ 395,947